27. SHAREHOLDERS' EQUITY (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 1Abstract
Shares at the beginning of the period	811,139,545	799,005,245	809,972,245
Purchase of treasury shares			11,107,600
Sale of treasury shares	0	12,134,300	140,600
Anticipated transfer of restricted shares	276,477	0	0
Shares at the end of the period	811,416,022	811,139,545	799,005,245